Trade and other payables (Tables)	12 Months Ended
Jan. 31, 2019
Trade and other payables [abstract]
Components of trade and other payables

	January 31, 2019	January 31, 2018
	£000	£000
Trade payables	4,422	4,414
Other taxes and social security	190	164
Accruals	4,095	4,078
Other creditors	158	276
	8,865	8,932